Consolidated Statement of Changes in Shareholders' Equity Consolidated Statement of Changes in Shareholders' Equity - CAD CAD in Millions	Total	Shareholders’ capital	Contributed surplus	Deficit	Accumulated other comprehensive income
Equity, beginning of year at Dec. 31, 2015	CAD 10,125.0	CAD 15,693.2	CAD 99.3	CAD (6,239.3)	CAD 571.8
Redemption of restricted shares	(1.0)	58.3	(59.5)	0.2
Share issue costs, net of tax	(19.4)	(19.4)
Issued for cash	650.4	650.4
Issued on capital acquisitions	17.7	17.7
Share-based compensation	75.4		75.4
Forfeit of restricted shares	(4.6)		(4.6)
Net income (loss)	(932.7)
Dividends ($0.36 per share 2017; $0.50 per share 2016)	(260.3)			(260.3)
Foreign currency translation of foreign operations	(59.3)
Equity, end of year at Dec. 31, 2016	9,591.2	16,400.2	110.6	(7,432.1)	512.5
Redemption of restricted shares	(0.3)	89.6	(91.9)	2.0
Share issue costs, net of tax	(0.2)	(0.2)
Issued for cash		0.0
Issued on capital acquisitions		0.0
Share-based compensation	62.1		62.1
Forfeit of restricted shares	(7.9)		7.9
Net income (loss)	(124.0)
Dividends ($0.36 per share 2017; $0.50 per share 2016)	(197.7)			(197.7)
Foreign currency translation of foreign operations	(160.3)				(160.3)
Equity, end of year at Dec. 31, 2017	CAD 9,162.9	CAD 16,489.6	CAD 72.9	CAD (7,751.8)	CAD 352.2